John Hancock Global Shareholder Yield Fund

Supplement dated 7-5-13 to the current Class NAV shares Prospectus

In the "Fund Summary" section, the Annual fund operating expenses table is revised and restated as follows:

Annual fund operating expenses (% ) (expenses that you pay each year as a percentage of the value of your investment)	Class NAV
Management fee[1]	0.81
Other expenses	0.09
Total annual fund operating expenses	0.90

¹ "Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2012.